Equity-based Compensation	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Equity-based Compensation

9. Equity-Based Compensation

2020 Long-Term Incentive Plan

In connection with the IPO, the Company adopted the 2020 Long-Term Incentive Plan (“LTIP”), which allows for the granting of stock options, stock appreciation rights, restricted stock awards, restricted stock units and performance stock awards to employees, directors and consultants. As of December 31, 2020, there were 2,490,203 shares of Class A common stock available to grant under the LTIP.

Restricted Stock Units

During the nine months ended December 31, 2020, the Company granted 2,514,317 RSUs to certain employees and directors with an aggregate grant date fair value of $45.4 million. RSUs represent the right to receive payment on the date of vesting in the form of one share of Class A common stock for each RSU. Holders of unvested RSUs do not have the right to vote with the underlying shares of Class A common stock, but are entitled to accrue dividend equivalents which are generally paid in cash when such RSUs vest. The RSUs granted generally vest over four years in equal annual installments. Upon vesting, the Company will typically withhold the number of shares to satisfy the statutory withholding tax obligation and deliver the net number of resulting shares vested.

The change in unvested RSUs is as follows:

	Number of RSUs	Weighted-Average Grant-Date Fair Value Per RSU
Balance as of March 31, 2020	—	$—
Granted	2,514,317	$18.06
Vested	—	$—
Forfeited	(4,520)	$18.00

Balance as of December 31, 2020	2,509,797	$18.06

Unvested Partnership Units

As part of the Reorganization, previously granted awards of Class A2 unvested partnership units were reclassified as Class B2 units, which will vest periodically through 2024. Upon the final vesting date, all of the Class B2 units will automatically convert into Class B units and unitholders will be entitled to purchase from the Company one share of Class B common stock for each Class B unit at its par value. Prior to vesting, holders of Class B2 units do not have the right to receive any distributions from the Partnership, other than tax-related distributions.

As of December 31, 2020, there were 2,566,566 unvested Class B2 units outstanding. During the nine months ended December 31, 2020, 24,786 of the outstanding Class B2 units were forfeited. As of December 31, 2020, none of the outstanding Class B2 units were vested.

As of December 31, 2020, $48.7 million of unrecognized non-cash compensation expense in respect of RSUs and Class B2 units remained to be recognized over a weighted-average period of approximately 3.7 years.

StepStone Group LP
Equity-based Compensation
10.	Equity-based Compensation

In June 2018, the Company issued an aggregate of 5.2% of profits interests (the “Class A2 Interests”) in the Company to certain key employees. These Class A2 Interests provide the recipients with an opportunity to participate in the profits of the Company and proceeds of certain capital events. The Class A2 Interests vest over a period of six years from the grant date, subject to an employee’s continuous service with the Company through the applicable vesting date. Under the terms of the Fifth Amended and Restated Limited Partnership Agreement (“Fifth A&R LPA”) dated March 8, 2018, the vesting of the awards will occur as follows: (i) 0% during the first three years from the date of issuance, (ii) 30.0% on the third anniversary of the date of issuance, (iii) plus 5.8% for each fiscal quarter after the third anniversary of the date of issuance (fully vested on the sixth anniversary of the date of issuance).

The grant date fair value of the Class A2 Interests was $11.4 million, as determined by a third-party valuation firm using an option pricing model. The significant inputs to the option pricing model included (a) an estimated term of 4.5 years, which considered the expected average vesting period of the Class A2 Interests, (b) a risk-free rate of 2.5%, which was determined based upon U.S. Treasury Strips and (c) an expected volatility of 40.0%, which considered the equity volatilities for a peer group consisting of publicly-traded companies. The valuation of the Class A2 Interests also gives effect to a 20% discount for lack of marketability, as there is no active public market upon which the Class A2 Interests trade or can be sold. The discount for lack of marketability was estimated based upon existing studies commonly referenced in connection with the valuation of closely held common equity.

The Class A2 Interests are classified as equity awards, and the associated equity-based compensation expense is recognized on a straight-line basis over the vesting period, with a corresponding increase to partners’ capital in the Company’s consolidated balance sheets and consolidated statements of changes in partners’ capital.

In August 2019, certain changes were made to the Class A2 Interests to, among other things, eliminate certain thresholds and reduce the percentage interest to an amount implied by the value established in connection with the sale of equity to institutional investors as part of the 2019 Transaction, as further described in note 13. The changes to the Class A2 units were accounted for as a modification of equity awards to employees. The modification did not have a material effect on the consolidated financial statements.

In October 2019, one of the Company’s subsidiaries issued a 4.2% award of profits interests, with a grant date fair value of $0.2 million, to a certain key employee. The grant date fair value of the profits interests was determined by a third-party valuation firm using an option pricing model. The significant inputs to the option pricing model included (a) an estimated term of 2.0 years, which considered the expected average vesting period of the profits interests, (b) a risk-free rate of 1.64%, which was determined based upon U.S. Treasury Strips, and (c) an expected volatility of 30.0%, which considered the equity volatilities for a peer group consisting of publicly-traded companies. The valuation of the profits interests also gives effect to a 10.0% discount for lack of marketability, as there is no active public market upon which the profits interests trade or can be sold. The discount for lack of marketability was estimated based upon existing studies commonly referenced in connection with the valuation of closely held common equity.

For the years ended March 31, 2020 and 2019, the Company recorded $1.9 million and $1.6 million, respectively, of non-cash compensation expense related to the profits interests that the Company has granted. No corresponding expense was recognized for the year ended March 31, 2018, as no profits interests had been granted.

During the year ended March 31, 2020, no awards of profits interests were forfeited. As of March 31, 2020, none of the outstanding awards were vested and approximately $8.1 million of unrecognized equity-based compensation expense remained to be recognized over a weighted-average period of approximately 4.2 years.